Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II-Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs		Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2012	$79,812	$3,948,446	$(3,224,821)		$803,437
Year ended December 31, 2011	—	79,812	—		79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)		—
Allowance for uncollectible secured loan receivable
Year ended December 31, 2012	$2,176,149	$6,531,506	$(8,390,603	)(1)	$317,052
Year ended December 31, 2011	750,000	1,512,305	(86,156)		2,176,149
Year ended December 31, 2010	28,828	721,172	—		750,000

(1)	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Company’s reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.”

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Schedule II-Valuation and Qualifying Accounts

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Accounts Receivable and Secured Loans Receivable Allowance for Doubtful Accounts

	Balance at Beginning of Year	Charged to (Recovered from) Costs and Expenses	Deductions and Write-offs		Balance at End of Year
Allowance for uncollectible accounts receivable
Year ended December 31, 2012	$79,812	$3,948,446	$(3,224,821)		$803,437
Year ended December 31, 2011	—	79,812	—		79,812
Year ended December 31, 2010	223,803	(40,459)	(183,344)		—
Allowance for uncollectible secured loan receivable
Year ended December 31, 2012	$2,176,149	$6,531,506	$(8,390,603	)(1)	$317,052
Year ended December 31, 2011	750,000	1,512,305	(86,156)		2,176,149
Year ended December 31, 2010	28,828	721,172	—		750,000

(1)	Loan deductions and write-offs of $8,390,603 include amounts previously reserved for during the Partnership’s reserve analysis for the years ended December 31, 2012 and 2011. Such amount represents $7,448,108 of 2012 activity, as well $942,495 of 2012 activity that was not previously reserved for and thus was directly written-off during the year ended December 31, 2012 at the time the amounts were deemed uncollectible.”